Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While the Company does not have a formal policy regarding the timing of equity awards, it follows the practices described below. Most awards are granted in the first quarter of the year, although awards may be granted at hire, promotion or significant change in responsibility. Annual grants are approved at a regular meeting of the Committee with a grant date that is approximately four trading days after the Company’s earnings release. The dates of regularly scheduled Committee meetings are generally determined many months in advance as part of annual Board scheduling.
LTI awards granted during the year outside of the annual award have a grant date no earlier than the date of approval. Grants that require the approval of the Committee are typically reviewed and approved at a regularly scheduled Committee meeting or by written consent in advance of the individual’s employment commencement or promotion date.
It is not the Company’s practice to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. Should an equity award be made at a time when material non-public information exists, the
Committee (or the Committee delegate approving the award) would consider the anticipated effect of that material nonpublic information on the Company’s stock price when sizing the award.
Award Timing Method	Most awards are granted in the first quarter of the year, although awards may be granted at hire, promotion or significant change in responsibility. Annual grants are approved at a regular meeting of the Committee with a grant date that is approximately four trading days after the Company’s earnings release. The dates of regularly scheduled Committee meetings are generally determined many months in advance as part of annual Board scheduling.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
It is not the Company’s practice to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. Should an equity award be made at a time when material non-public information exists, the
Committee (or the Committee delegate approving the award) would consider the anticipated effect of that material nonpublic information on the Company’s stock price when sizing the award.
MNPI Disclosure Timed for Compensation Value	false